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Allison M Fumai Partner allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

April 24, 2015

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	John Hancock Exchange-Traded Fund Trust Securities Act of 1933 File No. 333-183173

Investment Company Act of 1940 File No. 811-22733

Ladies and Gentlemen:

Enclosed for filing on behalf of John Hancock Exchange-Traded Fund Trust (“Trust”), an open-end management investment company, is pre-effective amendment no. 1 to the Trust’s initial registration statement under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”), on Form N-1A (“Registration Statement”), in electronic format.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526 or Christopher P. Harvey at 617.728.7167.

Sincerely,

/s/ Allison M. Fumai

Allison M. Fumai